REGISTRATION NO. 2-83631/811-3738

FORM N-1A

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 65	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 64	☒

VALIC COMPANY I

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

NORI L. GABERT, ESQ.

2919 ALLEN PARKWAY, HOUSTON, TEXAS 77019

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

713.831.5165

(REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE)

THE CORPORATION TRUST COMPANY

300 EAST LOMBARD ST.

BALTIMORE, MARYLAND 21202

(NAME AND ADDRESS OF AGENT FOR SERVICE)

Copy to:

DAVID M. LEAHY, ESQ.

SULLIVAN & WORCESTER LLP

1666 K STREET, N.W.

WASHINGTON, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)

☐	On December 17, 2012, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on October 1, 2011, pursuant to paragraph (a)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 65 (the “Amendment”) to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Houston, and the State of Texas, on the 9th day of January, 2013.

VALIC COMPANY I
(Registrant)

By:	/S/ KURT W. BERNLOHR
Kurt W. Bernlohr
President (Principal Executive Officer)

Pursuant to the requirements of the Securities Act this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

	Signature	Title	Date

		President	January 9, 2013
	/S/ KURT W. BERNLOHR	(Principal Executive Officer)
Kurt W. Bernlohr
		Treasurer	January 9, 2013
	/S/ GREG R. KINGSTON	(Principal Financial Officer)
Gregory R. Kingston
	*	Director	January 9, 2013
Thomas J. Brown
	*	Director	January 9, 2013
Judith Craven
	*	Director	January 9, 2013
William F. Devin
	*	Director	January 9, 2013
Timothy J. Ebner
	*	Director	January 9, 2013
Gustavo E. Gonzales, Jr.
	*	Director	January 9, 2013
Peter A. Harbeck
	*	Director	January 9, 2013
John W. Lancaster
	*	Director	January 9, 2013
Kenneth J. Lavery
	*	Director	January 9, 2013
John E. Maupin, Jr.

*By:	/S/ NORI L. GABERT
Nori L. Gabert
Attorney-in-Fact

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase